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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 30, 2008

Check here if Amendment [ ]; Amendment Number: ______

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RA CAPITAL MANAGEMENT, LLC
Address: 800 BOYLSTON ST., SUITE 1500
         BOSTON, MA 02199

Form 13F File Number: 28-12884

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  PETER KOLCHINSKY
Title: MANAGER
Phone: (617) 778-2512

Signature, Place, and Date of Signing:


/s/ Peter Kolchinsky                  Boston, MA             August 13, 2008
------------------------------   --------------------   ------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
Form 13F Information Table Entry Total:            27
Form 13F Information Table Value Total:      $265,138
                                          (thousands)

List of Other Included Managers: NONE

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                      FORM 13F INFORMATION TABLE

        COLUMN 1             COLUMN 2  COLUMN 3   COLUMN 4            COLUMN 5            COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------- ----------- -------- ----------------------------- ---------- -------- ---------------------
                             TITLE OF               VALUE  SHRS OR PRN                   INVESTMENT  OTHER    VOTING    AUTHORITY
     NAME OF ISSUER            CLASS     CUSIP    (x$1000)     AMT      SH/PRN  PUT/CALL DISCRETION MANAGERS   SOLE/   SHARED/NONE
---------------------------- -------- ----------- -------- ----------- -------- -------- ---------- -------- --------- -----------
ALEXZA PHARMACEUTICALS INC      COM   015384 10 0     879     223,143     SH                SOLE       N/A     223,143
ALLOS THERAPEUTICS INC          COM   019777 10 1   3,455     500,000     SH                SOLE       N/A     500,000
AMAG PHARMACEUTICALS INC        COM   00163U 10 6   7,392     216,780     SH                SOLE       N/A     216,780
AP PHARMA INC                 COM NEW 00202J 20 3   3,068   2,691,671     SH                SOLE       N/A   2,691,671
ARDEA BIOSCIENCES INC           COM   03969P 10 7   5,666     441,987     SH                SOLE       N/A     441,987
ARQULE INC                      COM   04269E 10 7   7,044   2,167,375     SH                SOLE       N/A   2,167,375
ATHERSYS INC                    COM   04744L 10 6   3,123   1,274,662     SH                SOLE       N/A   1,274,662
COUGAR BIOTECHNOLOGY INC        COM   222083 10 7   2,466     103,498     SH                SOLE       N/A     103,498
CURIS INC                       COM   231269 10 1   8,396   5,750,564     SH                SOLE       N/A   5,750,564
DYNAVAX TECHNOLOGIES CORP       COM   268158 10 2     355     242,983     SH                SOLE       N/A     242,983
GENELABS TECHNOLOGIES INC     COM NEW 368706 20 6   1,588   2,520,153     SH                SOLE       N/A   2,520,153
HANA BIOSCIENCES INC            COM   40963P 10 5     360     500,000     SH                SOLE       N/A     500,000
JAVELIN PHARMACEUTICALS INC     COM   471894 10 5   9,412   4,056,740     SH                SOLE       N/A   4,056,740
LIPID SCIENCES INC ARIZ         COM   53630P 10 1   1,244   2,962,962     SH                SOLE       N/A   2,962,962
MIDDLEBROOK PHARMACEUTICAL I    COM   596087 10 6   5,422   1,604,167     SH                SOLE       N/A   1,604,167
NEUROCRINE BIOSCIENCES INC      COM   64125C 10 9   8,551   2,040,838     SH                SOLE       N/A   2,040,838
NORTHSTAR NEUROSCIENCE INC      COM   66704V 10 1   1,100     692,000     SH                SOLE       N/A     692,000
NUVELO INC                    COM NEW 67072M 30 1   2,005   3,579,728     SH                SOLE       N/A   3,579,728
ONYX PHARMACEUTICALS INC        COM   683399 10 9  16,239     456,159     SH                SOLE       N/A     456,159
OREXIGEN THERAPEUTICS INC       COM   686164 10 4   4,007     507,864     SH                SOLE       N/A     507,864
PHARMASSET INC                  COM   71715N 10 6  14,747     781,071     SH                SOLE       N/A     781,071
QUESTCOR PHARMACEUTICALS INC    COM   74835Y 10 1  13,319   2,870,428     SH                SOLE       N/A   2,870,428
ROCKWELL MEDICAL TECH           COM   774374 10 2   9,613   1,370,667     SH                SOLE       N/A   1,370,667
SEQUENOM INC                  COM NEW 817337 40 5  93,733   5,872,966     SH                SOLE       N/A   5,872,966
SEQUENOM INC                    COM   817337 90 5  32,000   1,000,000     SH      CALL      SOLE       N/A   1,000,000
SOMAXON PHARMACEUTICALS INC     COM   834453 10 2   1,398     293,012     SH                SOLE       N/A     293,012
VERTEX PHARMACEUTICALS INC      COM   92532F 10 0   8,556     255,644     SH                SOLE       N/A     255,644